FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS
FEDERAL INCOME TAX STATUS
The IRS has determined and informed the Company by a letter dated July 6, 2017, that the Plan and related trust were designed in accordance with the applicable regulations of the IRC. The Plan has since been amended and restated but the Company and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC, and the Plan and related trust continue to be tax-exempt.
The Company evaluates tax positions taken by the Plan and recognizes a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there were no uncertain positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is no longer subject to tax examinations for years prior to 2022.